Description of Business (Tables)	12 Months Ended
Sep. 27, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following is a summary of annual percentage sales and net long-lived assets by geographic area for the fiscal years indicated:

	2015	2014	2013
Sales:
United States	96.9%	96.7%	96.7%
Canada and United Kingdom	3.1	3.3	3.3
Total sales	100.0%	100.0%	100.0%
Long-lived assets, net:
United States	97.4%	96.0%	95.7%
Canada and United Kingdom	2.6	4.0	4.3
Total long-lived assets, net	100.0%	100.0%	100.0%

Revenue from External Customers by Products and Services [Table Text Block]
The following is a summary of annual percentage sales by product category for the fiscal years indicated:

	2015	2014	2013
Perishables:
Prepared foods and bakery	19.0%	19.2%	19.0%
Other perishables	47.5	47.6	47.2
Total perishables	66.5	66.8	66.2
Non-perishables	33.5	33.2	33.8
Total sales	100.0%	100.0%	100.0%